UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-05498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	Robert T. Burns
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	09/30

Date of reporting period:	07/01/2017 - 06/30/2018

Registrant :	Putnam Master Intermediate Income Trust
Fund Name :	Putnam Master Intermediate Income Trust
Date of Fiscal Year End:	09/30

Caesars Entertainment Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CZR	CUSIP 127686103	05/30/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mark Frissora	Mgmt	For	For	For
	1.2	Elect James S. Hunt	Mgmt	For	For	For
	1.3	Elect John Dionne	Mgmt	For	For	For
	1.4	Elect Richard P. Schifter	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Transaction of Other Business	Mgmt	For	Against	Against

Halcon Resources Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	HK	CUSIP 40537Q605	05/14/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect William J. Campbell	Mgmt	For	For	For
	1.2	Elect James W. Christmas	Mgmt	For	For	For
	1.3	Elect Michael L. Clark	Mgmt	For	For	For
	1.4	Elect Ronald D. Scott	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

SandRidge Energy, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SD	CUSIP 80007P307	06/19/2018		Take No Action
	Meeting Type	Country of Trade
	Proxy Contest	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Management Nominee Sylvia K. Barnes	Mgmt	For	TNA	N/A
	2	Elect Management Nominee Kenneth H. Beer	Mgmt	For	TNA	N/A
	3	Elect Management Nominee Michael L. Bennett	Mgmt	For	TNA	N/A
	4	Elect Management Nominee William M. Griffin	Mgmt	For	TNA	N/A
	5	Elect Management Nominee David J. Kornder	Mgmt	For	TNA	N/A
	6	Elect Dissident Nominee Bob G. Alexander	ShrHoldr	N/A	TNA	N/A
	7	Elect Dissident Nominee Jonathan Christodoro	ShrHoldr	N/A	TNA	N/A
	8	Elect Dissident Nominee Nancy Dunlap	ShrHoldr	N/A	TNA	N/A
	9	Elect Dissident Nominee Jonathan Frates	ShrHoldr	N/A	TNA	N/A
	10	Elect Dissident Nominee Nicholas Graziano	ShrHoldr	N/A	TNA	N/A
	11	Elect Dissident Nominee John J. Lipinski	ShrHoldr	N/A	TNA	N/A
	12	Elect Dissident Nominee Randolph C. Read	ShrHoldr	N/A	TNA	N/A
	13	Approval of Shareholder Rights Plan	Mgmt	For	TNA	N/A
	14	Ratification of Auditor	Mgmt	For	TNA	N/A
	15	Advisory Vote on Executive Compensation	Mgmt	For	TNA	N/A

SandRidge Energy, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SD	CUSIP 80007P307	06/19/2018		Voted
	Meeting Type	Country of Trade
	Proxy Contest	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Dissident Nominee Jonathan Frates	Mgmt	N/A	For	N/A
	1.2	Elect Dissident Nominee Nicholas Graziano	Mgmt	N/A	For	N/A
	1.3	Elect Dissident Nominee John J. Lipinski	Mgmt	N/A	For	N/A
	1.4	Elect Dissident Nominee Bob G. Alexander	Mgmt	N/A	For	N/A
	1.5	Elect Dissident Nominee Randolph C. Read	Mgmt	N/A	For	N/A
	1.6	Elect Dissident Nominee Jonathan Christodoro	Mgmt	N/A	For	N/A
	1.7	Elect Dissident Nominee Nancy Dunlap	Mgmt	N/A	For	N/A
	2	Ratification and extension of the Poison Pill	Mgmt	N/A	Against	N/A
	3	Ratification of Auditor	Mgmt	N/A	For	N/A
	4	Advisory Vote on Executive Compensation	Mgmt	N/A	Against	N/A

Tervita Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	CCR-U	CUSIP 88156LAF7	04/30/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	To appoint Ernst & Young LLP as the auditors of Tervita for the ensuing year at a remuneration to be determined by the board of directors of Tervita	Mgmt	For	For	For
	2	To approve a resolution fixing the number of directors to be elected to the Tervita Board at the Tervita Meeting at seven (7)	Mgmt	For	For	For
	3	Elect Grant Billing	Mgmt	For	For	For
	4	Elect Allen Hagerman	Mgmt	For	For	For
	5	Elect Cameron Kramer	Mgmt	For	For	For
	6	Elect Douglas Ramsay	Mgmt	For	For	For
	7	Elect Jay Thornton	Mgmt	For	For	For
	8	Elect Kevin Walbridge	Mgmt	For	For	For
	9	Elect John Cooper	Mgmt	For	For	For
	10	To approve a special resolution, the full text of which is set forth in Appendix "C" of the Information Circular, approving the continuance of Tervita out of the federal jurisdiction of Canada under the Canada Business Corporations Act and into the jurisdiction of Alberta under the Business Corporations Act (Alberta) (the "ABCA") and the adoption by Tervita of a new ABCA compliant by-law as more particularly described in the Information Circular.	Mgmt	For	For	For
	11	To approve a special resolution, the full text of which is set forth in Appendix "A" of the Information Circular, approving a plan of arrangement (the "Arrangement") involving, among others, Tervita, Newalta, the Tervita Shareholders and the Newalta Securityholders under Section 193 of the ABCA, as more particularly described in the Information Circular.	Mgmt	For	For	For
	12	To approve an ordinary resolution authorizing the adoption by Tervita of the amended and restated option plan of Tervita, as more particularly described in the Information Circular.	Mgmt	For	For	For
	13	To approve an ordinary resolution authorizing the adoption by Tervita of the amended and restated restricted stock unit plan of Tervita, as more particularly described in the Information Circular.	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 10, 2018

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 10, 2018

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liaison of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President,	August 8, 2018
Jonathan S. Horwitz	Principal Executive Officer and
Compliance Liaison

Schedule A

Putnam American Government Income Fund	Putnam Managed Municipal Income Trust
Putnam Arizona Tax Exempt Income Fund	Putnam Massachusetts Tax Exempt Income Fund
Putnam Asset Allocation Funds	Putnam Master Intermediate Income Trust
Putnam California Tax Exempt Income Fund	Putnam Michigan Tax Exempt Income Fund
Putnam Convertible Securities Fund	Putnam Minnesota Tax Exempt Income Fund
Putnam Diversified Income Trust	Putnam Money Market Fund
Putnam Equity Income Fund	Putnam Mortgage Recovery Fund
Putnam Europe Equity Fund	Putnam Mortgage Securities Fund
The Putnam Fund for Growth and Income	Putnam Municipal Opportunities Trust
Putnam Funds Trust	Putnam New Jersey Tax Exempt Income Fund
George Putnam Balanced Fund	Putnam New York Tax Exempt Income Fund
Putnam Global Equity Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Global Health Care Fund	Putnam Pennsylvania Tax Exempt Income Fund
Putnam Global Income Trust	Putnam Premier Income Trust
Putnam Global Natural Resources Fund	Putnam RetirementReady® Funds
Putnam Global Utilities Fund	Putnam Sustainable Leaders Fund
Putnam High Yield Fund	Putnam Tax Exempt Income Fund
Putnam High Yield Trust	Putnam Tax Exempt Money Market Fund
Putnam Income Fund	Putnam Tax-Free Income Trust
Putnam International Equity Fund	Putnam Variable Trust
Putnam Investment Funds	Putnam Vista Fund
Putnam Investment-Grade Municipal Trust	Putnam Voyager Fund
Putnam Investors Fund